Note 7 - Other Long-term Liabilities	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]

NOTE 7:  OTHER LONG-TERM LIABILITIES

	As of December 31,
(in millions)	2015	2014
Workers compensation	$113	$123
Environmental liabilities	13	19
Asset retirement obligations	47	53
Other	104	127
Total	$277	$322

The Other component above consists of other miscellaneous long-term liabilities that, individually, were less than 5% of the total liabilities component in the accompanying Consolidated Statement of Financial Position, and therefore, have been aggregated in accordance with Regulation S-X.